INVENTORIES (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Inventories Details Abstract
Purchased inventories at cost	$ 198.4	$ 192.4	$ 171.7	$ 155.4
Inventory allowance	(7.7)	(6.4)
Total	$ 190.7	$ 186.0